Cover Page	Oct. 21, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	BANK OF AMERICA CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6523
Entity Tax Identification Number	56-0906609
Entity Address, Address Line One	100 North Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28255
City Area Code	704
Local Phone Number	386-5681
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000070858
Amendment Flag	false
Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BAC
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of Floating Rate Non-Cumulative Preferred Stock, Series E
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of Floating Rate Non-Cumulative Preferred Stock, Series E
Trading Symbol	BAC PrE
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 6.000% Non-Cumulative Preferred Stock, Series GG
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 6.000% Non-Cumulative Preferred Stock, Series GG
Trading Symbol	BAC PrB
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 5.875% Non-Cumulative Preferred Stock, HH
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 5.875% Non-Cumulative Preferred Stock, Series HH
Trading Symbol	BAC PrK
Security Exchange Name	NYSE
7.25% Non-Cumulative Perpetual Convertible Preferred Stock, Series L
Document Information [Line Items]
Title of 12(b) Security	7.25% Non-Cumulative Perpetual Convertible Preferred Stock, Series L
Trading Symbol	BAC PrL
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock, Series 1
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,200th interest in a share of
Trading Symbol	BML PrG
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock, Series 2
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,200th interest in a share of
Trading Symbol	BML PrH
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock, Series 4
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,200th interest in a share of
Trading Symbol	BML PrJ
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock, Series 5
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,200th interest in a share of
Trading Symbol	BML PrL
Security Exchange Name	NYSE
Floating Rate Preferred Hybrid Income Term Securities of BAC Capital Trust XIII (and the guarantee related thereto)
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Preferred Hybrid Income Term Securities of BAC Capital Trust XIII (and the guarantee related thereto)
Trading Symbol	BAC/PF
Security Exchange Name	NYSE
5.63% Fixed to Floating Rate Preferred Hybrid Income Term Securities of BAC Capital Trust XIV (and the guarantee related thereto)
Document Information [Line Items]
Title of 12(b) Security	5.63% Fixed to Floating Rate Preferred Hybrid Income Term Securities of BAC Capital Trust XIV (and the guarantee related thereto)
Trading Symbol	BAC/PG
Security Exchange Name	NYSE
Income Capital Obligation Notes initially due December 15, 2066 of Bank of America Corporation
Document Information [Line Items]
Title of 12(b) Security	Income Capital Obligation Notes initially due December 15, 2066 of Bank of America Corporation
Trading Symbol	MER PrK
Security Exchange Name	NYSE
Senior Medium-Term Notes, Series A, Step Up Callable Notes, due November 28, 2031 of BofA Finance LLC (and the guarantee of the Registrant with respect thereto)
Document Information [Line Items]
Title of 12(b) Security	Senior Medium-Term Notes, Series A, Step Up Callable Notes, due
Trading Symbol	BAC/31B
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1,000th interest in a share of 5.375% Non-Cumulative Preferred Stock, Series KK
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 5.375% Non-Cumulative Preferred Stock, Series KK
Trading Symbol	BAC PrM
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 5.000% Non-Cumulative Preferred Stock, Series LL
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 5.000% Non-Cumulative Preferred Stock, Series LL
Trading Symbol	BAC PrN
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 4.375% Non-Cumulative Preferred Stock, Series NN
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 4.375% Non-Cumulative Preferred Stock, Series NN
Trading Symbol	BAC PrO
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 4.125% Non-Cumulative Preferred Stock, Series PP
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 4.125% Non-Cumulative Preferred Stock, Series PP
Trading Symbol	BAC PrP
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 4.250% Non-Cumulative Preferred Stock, Series QQ
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 4.250% Non-Cumulative Preferred Stock, Series QQ
Trading Symbol	BAC PrQ
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 4.750% Non-Cumulative Preferred Stock, Series SS
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 4.750% Non-Cumulative Preferred Stock, Series SS
Trading Symbol	BAC PrS
Security Exchange Name	NYSE